TIAA-CREF Funds & TIAA-CREF Life Funds	Supplement

TIAA-CREF Equity Index Funds

SUPPLEMENT NO. 2
dated March 18, 2020
to the Statutory Prospectus dated March 1, 2020, as supplemented through March 1, 2020

TIAA-CREF International Funds

SUPPLEMENT NO. 1
dated March 18, 2020
to the Statutory Prospectus dated March 1, 2020

TIAA-CREF U.S. Equity Funds

SUPPLEMENT NO. 2
dated March 18, 2020
to the Statutory Prospectus dated March 1, 2020, as supplemented through March 9, 2020

TIAA-CREF Fixed-Income & Real Estate Securities Funds

SUPPLEMENT NO. 4
dated March 18, 2020
to the Statutory Prospectus dated August 1, 2019, as supplemented through March 1, 2020

TIAA-CREF Lifecycle Funds
TIAA-CREF Lifestyle Funds
TIAA-CREF Managed Allocation Fund

SUPPLEMENT NO. 2
dated March 18, 2020
to the Statutory Prospectuses dated October 1, 2019, as supplemented through November 8, 2019

TIAA-CREF Lifecycle Index Funds

SUPPLEMENT NO. 1
dated March 18, 2020
to the Statutory Prospectus dated October 1, 2019

TIAA-CREF Life Funds

SUPPLEMENT NO. 5
dated March 18, 2020
to the Statutory Prospectus dated May 1, 2019, as supplemented through January 17, 2020

1

The following language is hereby added to the section entitled “Additional information about investment strategies and risks of the Funds” in each Statutory Prospectus other than the Statutory Prospectuses of the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds, TIAA-CREF Lifestyle Funds, TIAA-CREF Managed Allocation Fund and TIAA-CREF Life Funds:

National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s investments. Major economic or political disruptions, particularly in large economies, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which a Fund invests. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which a Fund’s service providers, including the investment adviser, Teachers Advisors, LLC, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform essential tasks on behalf of a Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments.

The following language is hereby added to the section entitled “Additional information about investment strategies and risks of the Funds” in the Statutory Prospectuses of the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds and TIAA-CREF Lifestyle Funds and to the section entitled “Additional information about investment strategies and risks” in the Statutory Prospectus of the TIAA-CREF Managed Allocation Fund:

National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s or an Underlying Fund’s investments. Major economic or political disruptions, particularly in large economies, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which an Underlying Fund invests. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which a Fund’s or an Underlying Fund’s service providers, including the investment adviser, Teachers Advisors, LLC, rely, and could otherwise disrupt the ability of employees of a Fund’s or an Underlying Fund’s service providers to perform essential tasks on behalf of a Fund or Underlying Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s or an Underlying Fund’s investments.

The following language is hereby added to the section entitled “Additional information about investment strategies and risks of the Funds” in the Statutory Prospectus of the TIAA-CREF Life Funds:

National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s or an Underlying Fund’s investments. Major economic or political disruptions, particularly in large economies, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters

2

and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which a Fund or an Underlying Fund invests. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which a Fund’s or an Underlying Fund’s service providers, including the investment adviser, Teachers Advisors, LLC, rely, and could otherwise disrupt the ability of employees of a Fund’s or an Underlying Fund’s service providers to perform essential tasks on behalf of a Fund or Underlying Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s or an Underlying Fund’s investments.

3

[This page intentionally left blank.]

A40824 (3/20)

4